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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:


/s/ Paul A. Frick                 West Conshohocken, PA                 05/10/05
------------------                ---------------------                 --------
   [Signature]                        [City, State]                      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total: $111,536
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 2    28-11063               Permit Capital GP, L.P.

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
COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------------  ---------  --------  --------------        ----------  --------  ------------------
                                                                                                               VOTING AUTHORITY
                                                          VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------               --------------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ------  ----
AMERICAN INTL GROUP INC           COM        026874107  $    499      9,000   SH           OTHER        2       X
AMERICAN TOWER CORP               CL A       029912201  $ 37,297  2,045,922   SH           OTHER        2       X
CITIGROUP INC                     COM        172967101  $    180      4,000   SH           OTHER        2       X
COMCAST CORP NEW                CL A SPL     20030N200  $  1,772     53,000   SH           OTHER        2       X
FLOWSERVE CORP                    COM        34354P105  $    388     15,000   SH           OTHER        2       X
HERCULES INC                      COM        427056106  $    362     25,000   SH           OTHER        2       X
IPASS INC                         COM        46261V108  $    306     50,000   SH           OTHER        2       X
JOHNSON & JOHNSON                 COM        478160104  $    403      6,000   SH           OTHER        2       X
LIBERTY MEDIA CORP NEW         COM SER A     530718105  $    404     39,000   SH           OTHER        2       X
MCKESSON CORP                     COM        58155Q103  $    264      7,000   SH           OTHER        2       X
MERCK & CO INC                    COM        589331107  $    647     20,000   SH           OTHER        2       X
NEXTEL COMMUNICATIONS INC         CL A       65332V103  $    767     27,000   SH           OTHER        2       X
PFIZER INC                        COM        717081103  $  1,208     46,000   SH           OTHER        2       X
SBA COMMUNICATIONS CORP           COM        78388J106  $ 59,690  6,530,587   SH           OTHER        2       X
SPRINT CORP                     COM FON      852061100  $     91      4,000   SH           OTHER        2       X
TYCO INTERNATIONAL LTD NEW        COM        902124106  $    507     15,000   SH           OTHER        2       X

ALTRIA GROUP INC                  COM        02209S103  $    915     14,000   SH           OTHER       1,2      X
AMERICAN INTL GROUP INC           COM        026874107  $    360      6,500   SH           OTHER       1,2      X
BERKSHIRE HATHAWAY INC DEL        CL A       084670108  $    870         10   SH           OTHER       1,2      X
BLOCK H & R INC                   COM        093671105  $    354      7,000   SH           OTHER       1,2      X
BROWN FORMAN CORP                 CL A       115637100  $    330      6,000   SH           OTHER       1,2      X
CITIGROUP INC                     COM        172967101  $    292      6,500   SH           OTHER       1,2      X
COMCAST CORP NEW                CL A SPL     20030N200  $    502     15,000   SH           OTHER       1,2      X
KRAFT FOODS INC                   CL A       50075N104  $    281      8,500   SH           OTHER       1,2      X
MARTIN MARIETTA MATLS INC         COM        573284106  $    350      6,250   SH           OTHER       1,2      X
MCCLATHY CO                       CL A       579489105  $    260      3,500   SH           OTHER       1,2      X
NEW YORK TIMES CO                 CL A       650111107  $     73      2,000   SH           OTHER       1,2      X
SCHWEITZER-MAUDUIT INTL INC       COM        808541106  $    252      7,500   SH           OTHER       1,2      X
SCRIPPS E W CO OHIO               CL A       811054204  $    341      7,000   SH           OTHER       1,2      X
UNILEVER N V                   NY SHS NEW    904784709  $    239      3,500   SH           OTHER       1,2      X
UST INC                           COM        902911106  $    569     11,000   SH           OTHER       1,2      X
WASHINGTON POST CO                CL B       939640108  $    358        400   SH           OTHER       1,2      X
WELLS FARGO & CO NEW              COM        949746101  $    404      6,750   SH           OTHER       1,2      X


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